Debt - Summary of Debt - Senior Unsecured Notes - Redemption Price (Details)	12 Months Ended
Dec. 31, 2019
2022
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	102.25%
2023
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	101.125%
2024 and thereafter
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	100.00%
Senior Unsecured Notes
Debt Instrument, Redemption
Redemption Price (as a percentage of principal)	100.00%